Commitments and Contingencies - Additional Information (Detail) - USD ($)		12 Months Ended
	Aug. 22, 2008	Dec. 31, 2016	Dec. 31, 2015
Commitments And Contingencies [Line Items]
Operating lease end year		2017
Rent expense		$ 1,300,000	$ 1,300,000
Amounts owed		$ 0	$ 0
Bio Valve [Member]
Commitments And Contingencies [Line Items]
Licensing payment	9.00%
Licensing payment	10.00%